Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Schedule of Gain Contingencies by Contingency
At December 31, 2023, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating (1)	15.8	19.7	11.5	7.9	54.9
Gas processing	115.6	193.4	147.9	280.8	737.7
Transportation	186.1	361.5	276.5	524.5	1,348.6
Total contractual commitments (2)	317.5	574.6	435.9	813.2	2,141.2
(1)Includes operating costs on the Company's office space, net of $16.7 million recoveries from subleases.
(2)Excludes contracts accounted for under IFRS 16. See Note 14 - "Leases" for additional information.